INCOME TAXES (Details 5)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAXES
Unrecognized tax benefits	$ 4,014,000	24,301,000	21,563,000
Unrecognized tax benefits related to tax loss carryforwards	2,108,000	12,761,000	9,777,000
Period in which the amount of unrecognized tax benefits will change	12 months	12 months
Penalty expense (reversal)	(20,000)	(123,000)	2,797,000
Interest expense (reversal)	274,000	1,657,000	1,304,000
Roll-forward of accrued unrecognized tax benefits
Balance-beginning	3,562,000	21,563,000	23,850,000
Increase based on tax positions related to the current year	2,757,000	16,694,000	3,169,000
Decrease based on tax positions related to the current year	(2,305,000)	(13,956,000)	(5,456,000)
Balance-ending	$ 4,014,000	24,301,000	21,563,000